Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Contributions by plan participants	$ 692	$ 739
Change in fair value of plan assets:
Beginning balance	110,698	102,085
Actual return on plan assets	2,094	2,931
Contributions by the employer	13,404	12,061
Contributions by plan participants	692	739
Benefits paid	(3,166)	(4,339)
Plan amendments	4,328
Foreign currency exchange rate changes	6,848	(2,357)
Other	(490)	(422)
Ending balance	134,408	110,698
Funded status deficiency	(14,082)	(26,474)
Amounts recognized in the balance sheets:
Other long-term liabilities	14,082	26,474
Accumulated other comprehensive loss:
Net actuarial losses	(19,449)	(19,929)
Benefit obligation [Member]
Change in benefit obligation:
Beginning balance	137,172	120,723
Service cost	10,004	8,829
Interest cost	4,436	5,167
Contributions by plan participants	692	739
Actuarial (gain) loss	(12,059)	9,408
Benefits paid	(3,216)	(4,395)
Plan amendments	6,549
Foreign currency exchange rate changes and other	4,912	(3,299)
Ending balance	148,490	137,172
Change in fair value of plan assets:
Contributions by plan participants	$ 692	$ 739